Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ (595,442)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs allocated to warrant liabilities		155,037
Net gain on investments held in Trust Account		(5,428)
Change in fair value of warrant liabilities		(1,077,750)
Change in fair value of over-allotment option liability		225,000
Changes in operating assets and liabilities:
Prepaid expenses		(73,865)
Accounts payable		153,601
Accrued expenses	1,000	28,500
Accrued expenses - related party		53,333
Franchise tax payable		97,200
Net cash used in operating activities		(1,039,814)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(174,225,000)
Net cash used in investing activities		(174,225,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		188,302
Repayment of promissory note - related party		(188,302)
Payment to related party for cancellation of Founder Shares		(16,667)
Proceeds from initial public offering, net of underwriter’s discount paid		169,050,000
Proceeds from sale of private placement warrants		7,175,000
Payment of offering costs		(466,281)
Proceeds from sale of Founder Shares	25,000	16,667
Net cash provided by financing activities	25,000	175,758,719
Net change in cash	25,000	493,905
Cash - beginning of period		25,000
Cash - end of period	$ 25,000	$ 518,905